November 18, 2004

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:          Nationwide Variable Account-9 of
                  Nationwide Life Insurance Company
                  SEC File No.  333-28995
                  CIK No. 0001040376

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-9 and Nationwide Life Insurance Company, we hereby submit the form of the prospectus, modified to include clarifying disclosure incorporated via a prospectus supplement. The submitted form of the prospectus is one of multiple prospectuses combined in a single registration statement describing contracts that are identical with the exception of the underlying investment options, which may vary based on the manner in which such contracts are distributed. (Section I, No. 4 to November 3, 1995 Industry Comment Letter.)

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/PAIGE L. RYAN
Paige L. Ryan
Variable Products Securities Counsel